TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Pre-tax Income (Loss)	e.Pre-tax income (loss) is comprised as follows:
	Year ended December 31,
	2020	2019	2018

Domestic	$(8,722)	$(8,934)	$(9,877)
Foreign	1,550	1,916	1,890

	$(7,172)	$(7,018)	$(7,987)

Schedule of the Reconciliation of the Theoretical Tax Expenses

f.A reconciliation of the theoretical tax expenses, assuming all income is taxed at the statutory tax rate applicable to the income of the Company and the actual tax expenses is as follows:

	Year ended December 31,
	2020	2019	2018

Loss before taxes on income	$(7,172)	$(7,018)	$(7,987)

Theoretical tax income computed at the Israeli statutory tax rate (23% for the years 2020, 2019 and 2018, respectively)	$(1,650)	$(1,614)	$(1,837)

Changes in valuation allowance	1,979	951	1,189
Increase in losses and temporary differences due to change in Israeli corporate and “Approved Enterprise" tax	-	-	659
Write off of prepaid and withholding taxes	1,066	1,536	1,828
Foreign tax rates differences related to subsidiaries	35	44	50
Non-deductible expenses	72	470	147
Other expenses and Exchange rate differences	(383)	(143)	(82)
Non-deductible share-based compensation expense	557	397	474
Change in expense associated with tax positions for current year	500	-	-

Actual tax expense	$2,176	$1,641	$2,428

Schedule of Income Tax Expense

g.Income tax expense is comprised as follows:

	Year ended December 31,
	2020	2019	2018

Current taxes	$513	$341	$580
Deferred taxes expense (benefit)	97	(236)	20
Write off of prepaid and withholding taxes	1,066	1,536	1,828
Change in expense associated with tax positions for current year	500	-	-

	$2,176	$1,641	$2,428

Schedule of Deferred Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income taxes are as follows:

F - 44

ALLOT LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands, except share and per share data

NOTE 13:-TAXES ON INCOME (Cont.)

	December 31,
	2020	2019
Deferred tax assets:
Operating and capital loss carryforwards	$26,731	$22,353
Research and development	2,602	5,496
Employee benefits	1,368	1,062
Intangible assets	282	489
Other temporary differences mainly relating to reserve and allowances	1,607	2,024

Deferred tax asset before valuation allowance	32,590	31,424
Valuation allowance	(27,652)	(25,880)
Deferred tax asset net of valuation allowance	4,938	5,544

Deferred tax liability:
Intangible assets	3,493	3,562
Other temporary differences mainly relating to reserve and allowances	1,025	1,465
Net deferred tax asset	$420	$517